Financial Assets and Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2025 $ / shares	Jun. 30, 2025 EUR (€) € / shares	Feb. 28, 2025 € / shares	Aug. 31, 2024 € / shares
Disclosure of financial assets and liabilities [line items]
Change in fair value of derivative warrant liabilities		€ (1,100)
Common stock par or stated value per share | € / shares						€ 0.25	€ 0.37	€ 1.24
Allowance account for credit losses of financial assets				€ 1,360		€ 1,161
Additional allowance account for credit losses of trade and other receivables				6,113		4,763
Inventories pledged as security for liabilities				15,000		12,500
Nominal value of property plant and equipment pledged		35,000		35,000
Property plant and equipment pledged as security				24,789		24,789
Adjustments For Expected Credit Loss For Trade And Other Receivables		(61)	€ 828
Uncollectible balances		1,527	328
Loan from government entity				€ 3,997		€ 3,947
Gains (losses) on change in fair value of derivatives	[1]	1,100	1,239
Other Operating Expenses [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables		€ 22	€ 1,195
Top of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term		120 days
Top of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate				8.00%		8.00%
Top of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate				5.67%		5.60%
Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Payments to suppliers term		90 days
Bottom of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate				2.00%		1.60%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate				0.00%		0.00%
Warrants Exercisable Until May 8, 2029 [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares					$ 0.07
Public warrants [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares					0
Private warrants [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares					0
BBVA warrant [Member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares					0.14
Generac warrant [member] | Warrants Exercisable Until July 30, 2028 [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | $ / shares					$ 0.05

[1]	Unaudited